Financial risk management and derivative financial instruments - Disclosure of Short-term Deposits by Counterparty Credit Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Short-term deposits	$ 301	$ 358
Money market funds	1,025	892
Repurchase agreement collateral		321
AAA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0
Money market funds	1,025	892
Repurchase agreement collateral		238
AA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0
Money market funds	0
Repurchase agreement collateral		65
AA minus Credit Rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	87	98
Money market funds	0
Repurchase agreement collateral		18
A plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	45	165
Money market funds	0
A credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	169	94
Money market funds	0
A minus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	$ 1
Money market funds	$ 0